Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group - Schedule of Service Concession Arrangements (Details)	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2018 GHz_spectrum_band MHz_band mhz_frequency ghz_frequency mhz_per_2100mhz_frequency
Disclosure of detailed information about service concession arrangements [line items]
License extension term		10 years
Initial term		20 years
Population in service area (as a percent)	85.00%
Regulatory Operations, Frequency Range Owned by Telefonica | GHz_spectrum_band		6
Expiring in 2031 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		800
Bandwidth (MHz)		20,000,000
Expiring in 2030 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		29,600,000.0
Expiring in 2030 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
Expiring in 2030 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2030, Option 2 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		40,000,000
Expiring in 2030, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		30
Expiring in 2020 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		5,000,000
Expiring in 2020, Option 2 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Bandwidth (MHz)		29,600,000.0
Expiring in 2030, Option 3 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		40,000,000
Expiring in 2030, Option 3 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		30
Expiring in 2030, Option 4 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		20,000,000
Expiring in 2030, Option 5 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		10,000,000
Expiring in 2020, Option 3 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz)		40,000,000
Expiring in 2038, Option 2 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.7
Bandwidth (MHz)		50,000,000
Indefinite, Option 1 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		800
Bandwidth (MHz) | GHz_spectrum_band		20,000,000
Indefinite, Option 1 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		30,000,000
Indefinite, Option 1 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Indefinite, Option 2 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		34,800,000.0
Indefinite, Option 2 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Indefinite, Option 3 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		11,600,000.0
Indefinite, Option 3 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		20,000,000
Indefinite, Option 4 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		5,000,000
Indefinite, Option 4 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		50,000,000
Indefinite, Option 5 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Bandwidth (MHz)		20,000,000
Indefinite, Option 5 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		25,000,000
Indefinite, Option 6 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,300
Bandwidth (MHz)		40,000,000
Indefinite, Option 6 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz)		50,000,000
Indefinite, Option 7 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz)		40,000,000
Expiring in 2033 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz) | GHz_spectrum_band		20,000,000
Expiring in 2033 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		20,000,000
Expiring in 2033 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency		1,700
Bandwidth (MHz)		40,000,000
Expiring in 2033 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		40,000,000
Expiring in 2025 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		800
Bandwidth (MHz)		20,000,000
Expiring in 2025 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		20,000,000
Expiring in 2033, Option 2 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		20,000,000
Expiring in 2033, Option 2 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency		1,700
Bandwidth (MHz)		20,000,000
Expiring in 2033, Option 3 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		20,000,000
Expiring in 2025, Option 1 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		20,000,000
Expiring in 2025, Option 1 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		1,920,000.00
Expiring in 2025, Option 2 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		5,000,000
Expiring in 2020, Option 4 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		5,000,000
Expiring in 2025, Option 3 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,000
Bandwidth (MHz)		14,200,000.0
Expiring in 2020, Option 5 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Bandwidth (MHz)		39,600,000.0
Expiring in 2025, Option 4 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Bandwidth (MHz)		29,700,000.0
Expiring in 2025, Option 5 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		60,000,000
Expiring in 2025, Option 6 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		20,000,000
Expiring in 2021 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz)		42,000,000
Expiring in 2021 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		15,000,000
Expiring in 2021 | El Salvador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		30,000,000
Expiring in 2027 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		450
Bandwidth (MHz)		14,000,000
Expiring in 2027 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz)		50,000,000
Expiring in 2029 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		20,000,000
Expiring in 2029 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		40,000,000
Expiring in 2020-2028 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2020-2023 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		5,000,000
Expiring in 2020-2023, Option 2 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Expiring in 2023, Option 2 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Bandwidth (MHz)		30,000,000
Expiring in 2023, Option 2 | Ecuador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		60,000,000
Expiring in 2023, Option 2 | Nicaragua
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		60,000,000
Expiring in 2027-2031 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,500
Bandwidth (MHz)		40,000,000
Expiring in 2035 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency		2,600
Bandwidth (MHz)		30,000,000
Population in service area (as a percent)		65.00%
Expiring in 2045 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		20,000,000
Expiring in 2032-2033 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		30,000,000
Expiring in 2043 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		40,000,000
Expiring in 2038 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		12,000,000
Expiring in 2038 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		40,000,000
Expiring in 2037 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz)		50,000,000
Expiring in 2037 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		30,000,000
Expiring in 2024 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2024 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2023 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency		1,700
Bandwidth (MHz)		30,000,000
Expiring in 2023 | Ecuador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2023 | Nicaragua
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		40,000,000
Expiring in 2024, Option 2 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		15,000,000
Expiring in 2018-2030
Disclosure of detailed information about service concession arrangements [line items]
Most common bandwidth (MHz)		40
Expiring in 2018-2030 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		40,000,000
Expiring in 2018-2030, Option 1 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		50,000,000
Expiring in 2018-2025-2030 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		60,000,000
Expiring in 2018-2030, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		50,000,000
Expiring in 2018-2025-2030, Option 1 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		50,000,000
Expiring in 2018-2030, Option 3 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		60,000,000
Expiring in 2018-2030, Option 4 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		60,000,000
Expiring in 2018-2025-2030, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		70,000,000
Expiring in 2028 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		450
Bandwidth (MHz)		10,000,000
Expiring in 2036 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		30,000,000
Expiring in 2036 | Panama
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		20,000,000
Expiring in 2028, Option 2 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		10,000,000
Expiring in 2028, Option 3 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		16,000,000
Expiring in 2030, Option 1 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		20
Expiring in 2030, Option 1 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		25,000,000
Expiring in 2018 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		30
Expiring in 2018 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		25,000,000
Expiring in 2018 | El Salvador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2022-2024 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		20,000,000
Expiring in 2022 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2022, Option 1 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		50,000,000
Expiring in 2022, Option 2 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency		1,700
Bandwidth (MHz)		20,000,000
Expiring in 2026 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz)		50,000,000
Expiring in 2026 | Costa Rica
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		10,600,000.0
Expiring in 2026, Option 1 | Costa Rica
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		30,000,000
Expiring in 2026, Option 2 | Costa Rica
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		2,100
Bandwidth (MHz)		20,000,000
Expiring in 2032 | Costa Rica
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		20,000,000
Expiring in 2032, Option 1 | Costa Rica
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		2,100
Bandwidth (MHz)		20,000,000
Expiring in 2034 | Guatamela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		80,000,000
Expiring in 2023, Option 1 | Nicaragua
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2023, Option 3 | Nicaragua
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency		1,700
Bandwidth (MHz)		40,000,000
Expiring in 2036, Option 1 | Panama
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2036, Option 2 | Panama
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		20,000,000
(Phantom) Expiring in 2020-2023, Option 2, Regions 1, 2', 3, 3', 4, 5, 6, 7, & 9 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)		20
(Phantom) Expiring in 2020-2023, Option 2, Regions 2 & 8 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)		25
(Phantom) Expiring in 2020-2023, Option 2, Regions 4' & 5' | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)		30
(Phantom) Expiring in 2020-2023, Option 2, Region 7' | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)		45
(Phantom) Expiring in 2020-2023, Option 2, Regions 6', 7'' & 10 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)		50
(Phantom) Expiring in November 2032 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency		20
(Phantom) Expiring in April 2033 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
(Phantom) Expiring in 2018, Option 1 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		30
(Phantom) Expiring in 2018, Option 3 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		30
(Phantom) Expiring in 2018, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		30
(Phantom) Expiring in 2025, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
(Phantom) Expiring in 2018 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
(Phantom) Expiring in 2025 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		20
(Phantom) Expiring in 2030 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		30
(Phantom) Expiring in 2018, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		40
(Phantom) Expiring in 2030, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
(Phantom) Expiring in 2018, Option 1 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
(Phantom) Expiring in 2025, Option 1 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		20
(Phantom) Expiring in 2022 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
(Phantom) Expiring in 2024 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
Maximum | Expiring in 2018-2030
Disclosure of detailed information about service concession arrangements [line items]
Additional bandwidth (MHz)		20